UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLP
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2007

Date of reporting period: 05/31/2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2007

State Farm Associates' Funds Trust

SEMI-ANNUAL REPORT

To learn about electronic delivery of mutual funds documents and how to enroll, go to **statefarm.com**®, click on *Mutual Funds*, and then click on *Electronic Document Delivery.*

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

Message to Shareholders	1

Portfolio Summary

State Farm Growth Fund	2

State Farm Balanced Fund	2

State Farm Interim Fund	3

State Farm Municipal Bond Fund	3

Expense Example	4

Schedule of Investments

State Farm Growth Fund	5

State Farm Balanced Fund	7

State Farm Interim Fund	12

State Farm Municipal Bond Fund	13

Financial Statements

Statements of Assets and Liabilities	25

Statements of Operations	26

Statements of Changes in Net Assets	28

Notes to Financial Statements	30

Financial Highlights	35

This report must be accompanied or preceded by a prospectus for the State Farm Associates’ Funds Trust.

Distributor: State Farm VP Management Corp.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-0740 and at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

SEMI - ANNUAL REPORT

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2007 for the State Farm Associates’ Funds Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Fund(s) you own. We encourage you to review and consider this entire report.

Market Review

Domestic equity and bond markets produced positive total returns during the time period of December 1, 2006 through May 31, 2007, supported by corporate profits and indications of contained inflation from the Federal Reserve. However, the advance in the equity market (as represented by the S&P 500® Index1) was interrupted by a brief, but sizable downturn of about 5.2% from February 27 to March 5 before finishing the period on an up note.

In the domestic equity market, large cap stocks (as measured by the S&P 500® Index) returned 10.29% for the time period of December 1, 2006 through May 31, 2007. Among fixed income markets, the Lehman Brothers 1-5 Year Treasury Index2 and the Lehman Brothers Municipal Bond Index3 each posted total returns of 1.38% and 0.30%, respectively, during the same time period.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2006 through November 30, 2007 in the State Farm Associates’ Funds Trust Annual Report.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, and Prospectuses delivered electronically to your statefarm.com® Secure Mailbox rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the State Farm Securities Response Center at 1-800-447-0740 for assistance.

Thank you for your continued investment with State Farm Mutual Funds.

Sincerely,

Phillip G. Hawkins

Vice President

State Farm Investment Management Corp.

[1]

Source: Morningstar Principia. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: Morningstar Principia. The Lehman Brothers 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[3]

Source: Morningstar Principia. The Lehman Brothers Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Represents 8 other industries each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of May 31, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of May 31, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services. Percentages are based on total investments as of May 31, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Includes all Advanced Refund Bonds.
***	Three securities were not rated by Moody’s. All three securities were rated AAA by S&P.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 through May 31, 2007.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account (other than a SEP IRA, SIMPLE IRA or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account (other than a SEP IRA, SIMPLE IRA or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Annualized Expense Ratio Based on the Period December 1, 2006 to May 31, 2007	Expenses Paid During Period December 1, 2006 to May 31, 2007*
State Farm Growth Fund
Actual	1,000.00	1,098.14	0.12%	0.63
Hypothetical (5% return before expenses)	1,000.00	1,024.33	0.12%	0.61
State Farm Balanced Fund
Actual	1,000.00	1,069.04	0.13%	0.67
Hypothetical (5% return before expenses)	1,000.00	1,024.28	0.13%	0.66
State Farm Interim Fund
Actual	1,000.00	1,014.76	0.19%	0.95
Hypothetical (5% return before expenses)	1,000.00	1,023.98	0.19%	0.96
State Farm Municipal Bond Fund
Actual	1,000.00	1,004.42	0.16%	0.80
Hypothetical (5% return before expenses)	1,000.00	1,024.13	0.16%	0.81

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (99.12%)

Agriculture, Foods, & Beverage (8.44%)
Archer-Daniels-Midland Co.	3,477,500	$121,851,600
Campbell Soup Co.	92,000	3,652,400
Kellogg Co.	930,000	50,201,400
McCormick & Co. Inc.	428,600	15,982,494
PepsiCo Inc.	586,100	40,048,213
Sysco Corp.	766,500	25,386,480
The Coca-Cola Co.	888,500	47,081,615
The Hershey Co.	226,400	11,933,544

		316,137,746

Banks (6.45%)
Bank of America Corp.	1,048,527	53,170,804
Fifth Third Bancorp	191,000	8,090,760
M&T Bank Corp.	179,700	19,844,271
Northern Trust Corp.	144,000	9,371,520
Popular Inc.	1,724,503	29,678,697
SunTrust Banks Inc.	334,600	29,876,434
Wells Fargo & Co.	2,536,800	91,553,112

		241,585,598

Building Materials & Construction (3.32%)
Vulcan Materials Co.	1,039,200	124,381,848

Chemicals (6.66%)
Air Products & Chemicals Inc.	830,000	64,731,700
E.I. du Pont de Nemours and Co.	496,104	25,956,161
International Flavors & Fragrances Inc.	561,000	28,796,130
Sigma-Aldrich Corp.	2,750,000	119,020,000
The Dow Chemical Co.	243,000	11,027,340

		249,531,331

Computer Software & Services (3.49%)
Automatic Data Processing Inc.	149,000	7,405,300
Check Point Software Technologies Ltd. (a)	129,850	3,033,296
Microsoft Corp.	3,235,500	99,232,785
SAP AG	444,800	21,194,954

		130,866,335

Computers (5.33%)
Hewlett-Packard Co.	3,019,400	138,016,774
International Business Machines Corp.	580,000	61,828,000

		199,844,774

Consumer & Marketing (4.82%)
AptarGroup Inc.	381,600	14,332,896
Colgate-Palmolive Co.	436,300	29,214,648
Nestle SA ADR	456,800	44,451,756
The Procter & Gamble Co.	1,454,855	92,456,035

		180,455,335

Electronic/Electrical Mfg. (7.50%)
Agilent Technologies Inc. (a)	548,071	20,919,870
Applied Materials Inc.	1,662,700	31,757,570
Emerson Electric Co.	540,800	26,201,760
General Electric Co.	2,921,700	109,797,486
Intel Corp.	2,420,800	53,669,136
KLA-Tencor Corp.	247,200	13,591,056
Linear Technology Corp.	703,200	25,237,848

		281,174,726

Financial Services (3.99%)
Citigroup Inc.	1,485,633	80,952,142
Regions Financial Corp.	266,042	9,489,718
Wachovia Corp.	1,091,900	59,170,061

		149,611,921

Health Care (14.04%)
Abbott Laboratories	567,100	31,956,085
Biomet Inc.	3,487,500	152,124,750
Eli Lilly & Co.	997,000	58,444,140
Johnson & Johnson	2,481,600	157,010,832
Medtronic Inc.	135,800	7,220,486
Merck & Co. Inc.	675,700	35,440,465
Pfizer Inc.	3,047,300	83,770,277

		525,967,035

Machinery & Manufacturing (5.41%)
3M Co.	497,000	43,716,120
Caterpillar Inc.	843,400	66,274,372
HNI Corp.	1,439,200	63,411,152
Illinois Tool Works Inc.	552,200	29,111,984

		202,513,628

Media & Broadcasting (3.74%)
CBS Corp. Class B	405,550	13,488,593
Reuters Group PLC ADR	155,433	11,526,911
The Walt Disney Co.	2,728,640	96,703,002
Viacom Inc. Class B (a)	405,550	18,217,306

		139,935,812

Mining & Metals (3.38%)
BHP Billiton PLC	941,859	22,936,876
Newmont Mining Corp.	36,700	1,492,956
Nucor Corp.	531,200	35,877,248
Rio Tinto PLC ADR	226,800	66,441,060

		126,748,140

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (13.87%)
Anadarko Petroleum Corp.	210,200	$10,436,430
BG Group PLC	3,199,100	48,897,693
Bill Barrett Corp. (a)	1,032,400	39,014,396
BP PLC ADR	626,392	41,974,528
Chevron Corp.	1,060,000	86,379,400
Devon Energy Corp.	212,204	16,293,023
Exxon Mobil Corp.	2,615,200	217,506,184
Royal Dutch Shell PLC ADR Class A	516,300	38,361,090
Spectra Energy Corp.	399,950	10,650,669
Tidewater Inc.	154,191	10,176,606

		519,690,019

Retailers (2.11%)
Home Depot Inc.	396,400	15,408,068
Wal-Mart Stores Inc.	1,339,100	63,741,160

		79,149,228

Telecom & Telecom Equipment (6.15%)
ADC Telecommunications Inc. (a)	257,142	4,307,128
Alcatel-Lucent Warrants (a)	25,216	4,539
AT&T Inc.	2,140,534	88,489,676
Cisco Systems Inc. (a)	1,515,700	40,802,644
Corning Inc. (a)	1,284,600	32,115,000
Motorola Inc.	792,000	14,406,480
Nokia Corp. ADR	1,181,100	32,338,518
Verizon Communications Inc.	411,000	17,890,830

		230,354,815

Utilities & Energy (0.42%)
Duke Energy Corp.	799,900	15,630,046

Total Common Stocks
(cost $1,431,695,085)		3,713,578,337

Short-term Investments (0.54%)
JPMorgan Prime Money Market Fund	20,104,036	20,104,036

Total Short-term Investments
(cost $20,104,036)		20,104,036

TOTAL INVESTMENTS (99.66%)
(cost $1,451,799,121)		3,733,682,373

OTHER ASSETS, NET OF LIABILITIES (0.34%)		12,886,628

NET ASSETS (100.00%)		$3,746,569,001

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (65.25%)

Agriculture, Foods, & Beverage (5.40%)
Archer-Daniels-Midland Co.	940,561	$32,957,257
Campbell Soup Co.	26,000	1,032,200
Kellogg Co.	310,000	16,733,800
PepsiCo Inc.	98,200	6,710,006
Sysco Corp.	40,500	1,341,360
The Coca-Cola Co.	190,000	10,068,100
The Hershey Co.	34,400	1,813,224

		70,655,947

Banks (4.34%)
Bank of America Corp.	210,504	10,674,658
Fifth Third Bancorp	56,600	2,397,576
M&T Bank Corp.	30,400	3,357,072
Northern Trust Corp.	41,000	2,668,280
Popular Inc.	346,689	5,966,518
SunTrust Banks Inc.	54,300	4,848,447
Wells Fargo & Co.	747,600	26,980,884

		56,893,435

Building Materials & Construction (1.46%)
Vulcan Materials Co.	160,200	19,174,338

Chemicals (4.14%)
Air Products & Chemicals Inc.	230,000	17,937,700
E.I. du Pont de Nemours and Co.	108,705	5,687,446
International Flavors & Fragrances Inc.	120,000	6,159,600
Sigma-Aldrich Corp.	491,000	21,250,480
The Dow Chemical Co.	69,000	3,131,220

		54,166,446

Computer Software & Services (1.77%)
Automatic Data Processing Inc.	28,900	1,436,330
Microsoft Corp.	625,400	19,181,018
SAP AG	52,800	2,515,948

		23,133,296

Computers (3.87%)
Hewlett-Packard Co.	754,000	34,465,340
International Business Machines Corp.	152,100	16,213,860

		50,679,200

Consumer & Marketing (3.33%)
AptarGroup Inc.	91,800	3,448,008
Nestle SA ADR	101,000	9,828,431
The Procter & Gamble Co.	477,700	30,357,835

		43,634,274

Electronic/Electrical Mfg. (4.17%)
Agilent Technologies Inc. (a)	143,787	5,488,350
Applied Materials Inc.	182,000	3,476,200
Emerson Electric Co.	62,400	3,023,280
General Electric Co.	635,700	23,889,606
Intel Corp.	592,500	13,135,725
KLA-Tencor Corp.	45,100	2,479,598
Linear Technology Corp.	81,600	2,928,624
Texas Instruments Inc.	6,300	222,768

		54,644,151

Financial Services (2.75%)
Citigroup Inc.	307,000	16,728,430
Regions Financial Corp.	41,713	1,487,902
Wachovia Corp.	327,620	17,753,728

		35,970,060

Health Care (9.42%)
Allergan Inc.	77,400	9,638,622
Biomet Inc.	911,250	39,748,725
Eli Lilly & Co.	212,000	12,427,440
Johnson & Johnson	417,700	26,427,879
Medtronic Inc.	21,600	1,148,472
Merck & Co. Inc.	144,100	7,558,045
Pfizer Inc.	960,000	26,390,400

		123,339,583

Machinery & Manufacturing (3.48%)
3M Co.	124,600	10,959,816
Caterpillar Inc.	262,400	20,619,392
HNI Corp.	160,000	7,049,600
Illinois Tool Works Inc.	130,600	6,885,232

		45,514,040

Media & Broadcasting (4.48%)
CBS Corp. Class B	49,450	1,644,707
Lee Enterprises Inc. Class A	42,000	1,055,040
Lee Enterprises Inc. Class B (b)	42,000	1,055,040
Reuters Group PLC ADR	200,433	14,864,111
The Walt Disney Co.	1,065,995	37,778,863
Viacom Inc. Class B (a)	49,450	2,221,294

		58,619,055

Mining & Metals (3.98%)
Newmont Mining Corp.	29,200	1,187,856
Nucor Corp.	436,800	29,501,472
Rio Tinto PLC ADR	73,250	21,458,587

		52,147,915

Oil & Gas (7.62%)
BG Group PLC	256,800	3,925,144
Bill Barrett Corp. (a)	100,000	3,779,000
BP PLC ADR	115,786	7,758,820

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
Chevron Corp.	288,000	$23,469,120
Devon Energy Corp.	76,170	5,848,333
Exxon Mobil Corp.	448,000	37,260,160
Royal Dutch Shell PLC ADR Class A	216,400	16,078,520
Spectra Energy Corp.	62,950	1,676,358

		99,795,455

Retailers (1.10%)
Home Depot Inc.	32,800	1,274,936
Wal-Mart Stores Inc.	276,700	13,170,920

		14,445,856

Telecom & Telecom Equipment (3.75%)
ADC Telecommunications Inc. (a)	147,542	2,471,329
AT&T Inc.	533,359	22,049,061
Cisco Systems Inc. (a)	228,800	6,159,296
Corning Inc. (a)	372,300	9,307,500
Motorola Inc.	192,000	3,492,480
Nokia Corp. ADR	144,900	3,967,362
Verizon Communications Inc.	38,700	1,684,611

		49,131,639

Utilities & Energy (0.19%)
Duke Energy Corp.	125,900	2,460,086

Total Common Stocks
(cost $ 296,674,923)		854,404,776

Corporate Bonds (17.02%)

Agriculture, Foods, & Beverage (1.61%)
Pioneer Hi-Bred International Inc. 5.750%, 01/15/2009	$3,000,000	3,009,291
WM Wrigley Jr. Co. 4.300%, 07/15/2010	1,000,000	969,317
Archer-Daniels-Midland Co. 5.870%, 11/15/2010	2,950,000	2,990,312
The Coca-Cola Co. 5.750%, 03/15/2011	3,000,000	3,040,116
PepsiAmericas Inc. 5.625%, 05/31/2011	1,000,000	999,461
HJ Heinz Co. 6.625%, 07/15/2011	3,000,000	3,097,980
Hershey Co. 5.300%, 09/01/2011	500,000	497,524
Sara Lee Corp. 6.250%, 09/15/2011	2,000,000	2,038,932
Pepsico Inc. 5.150%, 05/15/2012	2,000,000	1,981,940
Kraft Foods Inc. 6.250%, 06/01/2012	1,000,000	1,024,021

	Principal amount	Value
Corporate Bonds (Cont.)

Agriculture, Foods, & Beverage (Cont.)
Bottling Group LLC 5.500%, 04/01/2016	$1,000,000	$988,238
Hershey Co. 5.450%, 09/01/2016	500,000	492,831

		21,129,963

Automotive (0.27%)
Ford Motor Credit Co. 5.800%, 01/12/2009	3,000,000	2,954,772
Toyota Motor Credit Corp. 5.450%, 05/18/2011	500,000	505,099

		3,459,871

Banks (0.97%)
Bank of New York 5.050%, 03/03/2009	2,000,000	1,988,338
Bank of America Corp. 4.500%, 08/01/2010	1,000,000	975,824
Wells Fargo & Co. 4.875%, 01/12/2011	1,000,000	982,874
Wachovia Corp. 5.350%, 03/15/2011	750,000	750,616
Charter One Bank FSB 5.500%, 04/26/2011	1,500,000	1,505,287
Bank of America Corp. 5.375%, 08/15/2011	500,000	499,603
Bank of New York 5.125%, 11/01/2011	500,000	494,271
Wachovia Corp. 5.700%, 08/01/2013	750,000	757,481
Mellon Funding Corp. 5.200%, 05/15/2014	500,000	490,351
US Bank NA 4.950%, 10/30/2014	1,500,000	1,442,661
Wachovia Bank NA 5.600%, 03/15/2016	750,000	746,849
JP Morgan Chase 5.875%, 06/13/2016	500,000	507,845
Bank of America NA 6.000%, 06/15/2016	1,000,000	1,025,641
5.300%, 03/15/2017	500,000	484,999

		12,652,640

Building Materials & Construction (0.23%)
Vulcan Materials Co. 6.000%, 04/01/2009	3,000,000	3,030,942

Chemicals (0.53%)
The Dow Chemical Co. 6.125%, 02/01/2011	3,000,000	3,049,467

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Chemicals (Cont.)
E.I. du Pont de Nemours and Co. 4.875%, 04/30/2014	$3,000,000	$2,885,445
Praxair Inc. 5.375%, 11/01/2016	1,000,000	980,804

		6,915,716

Computers (0.34%)
International Business Machines Corp. 5.375%, 02/01/2009	3,000,000	3,001,161
Hewlett-Packard Co. 5.250%, 03/01/2012	1,500,000	1,488,092

		4,489,253

Consumer & Marketing (1.32%)
Kimberly-Clark Corp. 7.100%, 08/01/2007	3,000,000	3,007,539
Avery Dennison Corp. 5.900%, 12/01/2008	5,000,000	5,018,370
The Procter & Gamble Co. 6.875%, 09/15/2009	3,000,000	3,103,938
Unilever Capital Corp. 7.125%, 11/01/2010	3,000,000	3,149,031
Clorox Co. 6.125%, 02/01/2011	3,000,000	3,054,417

		17,333,295

Electronic/Electrical Mfg. (0.31%)
Emerson Electric Co. 5.850%, 03/15/2009	3,000,000	3,023,349
5.375%, 10/15/2017	1,000,000	973,333

		3,996,682

Financial Services (1.09%)
General Electric Capital Corp. 7.375%, 01/19/2010	2,000,000	2,099,434
BellSouth Capital Funding Corp. 7.750%, 02/15/2010	3,000,000	3,170,157
Citigroup Inc. 4.625%, 08/03/2010	1,000,000	979,502
HSBC Finance Corp. 5.700%, 06/01/2011	1,500,000	1,508,443
JPMorgan Chase & Co. 5.600%, 06/01/2011	1,000,000	1,006,015
Wells Fargo Financial 6.125%, 04/18/2012	2,000,000	2,063,240
HSBC Finance Corp. 5.250%, 01/15/2014	500,000	487,624
Citigroup Inc. 5.300%, 01/07/2016	1,000,000	981,926
General Electric Capital Corp. 5.375%, 10/20/2016	500,000	491,567
5.400%, 02/15/2017	500,000	490,565
John Deere Capital Corp. 5.500%, 04/13/2017	1,000,000	984,193

		14,262,666

Health Care (1.78%)
Abbott Laboratories 3.500%, 02/17/2009	1,000,000	969,956
Johnson & Johnson 6.625%, 09/01/2009	3,000,000	3,088,023
Becton Dickinson & Co. 7.150%, 10/01/2009	3,000,000	3,109,107
Genentech Inc. 4.400%, 07/15/2010	1,000,000	972,702
Merck & Co. Inc. 5.125%, 11/15/2011	500,000	496,348
Eli Lilly & Co. 6.000%, 03/15/2012	2,000,000	2,061,800
Merck & Co. Inc. 4.375%, 02/15/2013	2,000,000	1,890,992
Schering-Plough Corp. 5.550%, 12/01/2013	1,000,000	1,007,459
Pfizer Inc. 4.500%, 02/15/2014	1,000,000	947,159
GlaxoSmithKline 4.375%, 04/15/2014	3,000,000	2,804,808
AstraZeneca PLC SP 5.400%, 06/01/2014	2,000,000	1,980,294
Abbott Laboratories 5.875%, 05/15/2016	2,000,000	2,029,776
Eli Lilly & Co. 5.200%, 03/15/2017	1,000,000	968,642
Amgen Inc. (c) 5.850%, 06/01/2017	1,000,000	995,513

		23,322,579

Machinery & Manufacturing (1.52%)
Illinois Tool Works Inc. 5.750%, 03/01/2009	3,000,000	3,019,653
Caterpillar Inc. 7.250%, 09/15/2009	3,000,000	3,115,770
3M Co. 5.125%, 11/06/2009	3,000,000	2,995,059
Honeywell International Inc. 7.500%, 03/01/2010	3,000,000	3,159,234
Deere & Co. 7.850%, 05/15/2010	3,000,000	3,187,761
Dover Corp. 6.500%, 02/15/2011	2,000,000	2,065,942

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Machinery & Manufacturing (Cont.)
Ingersoll-Rand Co. Ltd. 4.750%, 05/15/2015	$1,000,000	$931,491
Eaton Corp. 5.300%, 03/15/2017	1,500,000	1,450,999

		19,925,909

Media & Broadcasting (0.69%)
The Washington Post Co. 5.500%, 02/15/2009	3,000,000	3,001,650
New York Times Co. 4.500%, 03/15/2010	500,000	485,281
Knight-Ridder Inc. 7.125%, 06/01/2011	3,000,000	3,081,936
The Walt Disney Co. 5.700%, 07/15/2011	2,000,000	2,023,194
New York Times Co. 5.000%, 03/15/2015	500,000	466,711

		9,058,772

Mining & Metals (0.60%)
Alcan Inc. 6.450%, 03/15/2011	2,000,000	2,049,328
BHP Billiton Finance 5.125%, 03/29/2012	500,000	489,785
5.250%, 12/15/2015	2,000,000	1,939,398
5.400%, 03/29/2017	500,000	486,914
Alcoa Inc. 5.720%, 02/23/2019	2,244,000	2,154,983
5.870%, 02/23/2022	756,000	724,328

		7,844,736

Oil & Gas (0.80%)
Texaco Capital 5.500%, 01/15/2009	3,000,000	3,006,198
BP Capital Markets PLC 4.875%, 03/15/2010	1,500,000	1,483,333
Shell International Finance 5.625%, 06/27/2011	2,000,000	2,023,466
ConocoPhillips Canada 5.300%, 04/15/2012	500,000	497,852
ConocoPhillips Australia Funding Co. 5.500%, 04/15/2013	2,000,000	2,004,688
ConocoPhillips Canada 5.625%, 10/15/2016	500,000	501,224
Shell International Finance 5.200%, 03/22/2017	1,000,000	972,118

		10,488,879

Retailers (1.20%)
Wal-Mart Stores Inc. 6.875%, 08/10/2009	3,000,000	3,094,032
Home Depot Inc. 4.625%, 08/15/2010	2,000,000	1,951,594
McDonald’s Corp. 6.000%, 04/15/2011	3,000,000	3,051,828
Costco Wholesale Corp. 5.300%, 03/15/2012	2,000,000	1,988,074
Lowe’s Companies Inc. 5.000%, 10/15/2015	1,000,000	954,764
Home Depot Inc. 5.400%, 03/01/2016	1,000,000	962,840
Target Corp. 5.875%, 07/15/2016	1,300,000	1,318,668
Lowe’s Companies Inc. 5.400%, 10/15/2016	1,000,000	973,183
Target Corp. 5.375%, 05/01/2017	1,500,000	1,466,725

		15,761,708

Telecom & Telecom Equipment (1.51%)
US West Communications 5.625%, 11/15/2008	5,000,000	5,000,000
Motorola Inc. 7.625%, 11/15/2010	3,000,000	3,172,503
Vodafone Group PLC 5.500%, 06/15/2011	1,500,000	1,498,953
Verizon New Jersey Inc. 5.875%, 01/17/2012	3,000,000	3,020,949
SBC Communications Inc. 5.875%, 02/01/2012	3,000,000	3,039,387
Telstra Corp. Ltd. 6.375%, 04/01/2012	2,000,000	2,055,260
Alltel Corp. 7.000%, 07/01/2012	2,000,000	1,969,900

		19,756,952

Utilities & Energy (2.25%)
PPL Electric Utilities 5.875%, 08/15/2007	2,000,000	2,000,926
Northern Illinois Gas 5.875%, 08/15/2008	3,000,000	3,010,086
Duke Energy Corp. 7.375%, 03/01/2010	3,000,000	3,145,281
IES Utilities 6.750%, 03/15/2011	2,000,000	2,076,496
Florida Power Corp. 6.650%, 07/15/2011	3,000,000	3,129,765
Wisconsin Public Service 6.125%, 08/01/2011	3,000,000	3,061,968
Pacificorp 6.900%, 11/15/2011	2,000,000	2,108,268

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Commonwealth Edison 5.400%, 12/15/2011	$1,000,000	$981,955
Tampa Electric Co. 6.875%, 06/15/2012	3,000,000	3,164,331
MidAmerican Energy Co. 5.125%, 01/15/2013	2,000,000	1,953,826
Georgia Power 5.250%, 12/15/2015	2,000,000	1,951,424
Union Electric Co. 5.400%, 02/01/2016	2,000,000	1,927,298
Consolidated Edison Co. NY 5.300%, 12/01/2016	1,000,000	975,128

		29,486,752

Total Corporate Bonds
(cost $ 221,057,700)		222,917,315

Foreign Government Bonds (0.19%)

Province of New Brunswick 5.20%, 02/21/2017	2,500,000	2,476,895

Total Foreign Government Bonds
(cost $ 2,490,948)		2,476,895

Government Agency Securities (0.77%) (d)

Federal National Mortgage Association 6.000%, 05/15/2008	10,000,000	10,062,690

Total Government Agency Securities
(cost $ 9,933,759)		10,062,690

U.S. Treasury Obligations (14.02%)

U.S. Treasury Notes
6.125%, 08/15/2007	15,000,000	15,036,330
3.000%, 11/15/2007	20,000,000	19,832,820
5.500%, 02/15/2008	4,000,000	4,012,812
3.125%, 10/15/2008	15,000,000	14,626,170
5.750%, 08/15/2010	5,000,000	5,133,205
5.000%, 08/15/2011	5,000,000	5,033,205
4.875%, 02/15/2012	10,000,000	10,014,840
4.375%, 08/15/2012	10,000,000	9,796,880
3.875%, 02/15/2013	10,000,000	9,524,220
3.625%, 05/15/2013	10,000,000	9,375,000
4.250%, 08/15/2013	10,000,000	9,693,750
4.250%, 11/15/2013	10,000,000	9,674,220
4.000%, 02/15/2014	10,000,000	9,507,030
4.250%, 11/15/2014	20,000,000	19,215,620
4.000%, 02/15/2015	15,000,000	14,142,180
4.125%, 05/15/2015	20,000,000	18,989,060

Total U.S. Treasury Obligations
(cost $ 188,301,158)		183,607,342

	Shares or Principal amount	Value
Short-term Investments (2.13%)
JPMorgan Prime Money Market Fund	2,873,001	2,873,001
New Center Asset Trust, 5.300%, 06/01/2007	$25,000,000	25,000,000

Total Short-term Investments
(cost $ 27,873,001)		27,873,001

TOTAL INVESTMENTS (99.38%)
(cost $ 746,331,489)		1,301,342,019

OTHER ASSETS, NET OF LIABILITIES (0.62%)		8,056,297

NET ASSETS (100.00%)		$1,309,398,316

(a)	Non-income producing security.
(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At May 31, 2007, the fair value of this security amounted to $1,055,040 or 0.08% of net assets.
(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of these securities amounted to $995,513 or 0.08% of net assets.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

	Shares or Principal amount	Value
U.S. Treasury Obligations (94.46%)

U.S. Treasury Notes
3.250%, 08/15/2007	$10,000,000	$9,966,410
6.125%, 08/15/2007	9,000,000	9,021,798
5.500%, 02/15/2008	13,150,000	13,192,120
5.625%, 05/15/2008	5,000,000	5,025,780
3.250%, 08/15/2008	5,000,000	4,895,705
4.750%, 11/15/2008	10,000,000	9,964,840
3.000%, 02/15/2009	5,000,000	4,841,015
3.125%, 04/15/2009	8,000,000	7,741,248
5.500%, 05/15/2009	10,000,000	10,109,380
6.000%, 08/15/2009	11,000,000	11,246,642
6.500%, 02/15/2010	15,000,000	15,605,865
4.000%, 04/15/2010	10,000,000	9,770,310
5.750%, 08/15/2010	10,000,000	10,266,410
5.000%, 02/15/2011	10,000,000	10,061,720
5.000%, 08/15/2011	6,000,000	6,039,846
4.500%, 09/30/2011	10,000,000	9,861,720
4.875%, 02/15/2012	10,000,000	10,014,840
4.500%, 04/30/2012	10,000,000	9,844,530
3.625%, 05/15/2013	10,000,000	9,375,000

Total U.S. Treasury Obligations
(cost $ 180,032,571)		176,845,179

Short-term Investments (4.85%)
JPMorgan Prime Money Market Fund	4,080,286	4,080,286
New Center Asset Trust, 5.300%, 06/01/2007	5,000,000	5,000,000

Total Short-term Investments
(cost $ 9,080,286)		9,080,286

TOTAL INVESTMENTS (99.31%)
(cost $ 189,112,857)		185,925,465

OTHER ASSETS, NET OF LIABILITIES (0.69%)		1,287,926

NET ASSETS (100.00%)		$187,213,391

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (97.28%) (b)

Alabama (1.33%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,156,500
Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 1998 (Prerefunded to 07-01-2008 @ 102) (c)	4.900%	07/01/2015	Aaa	1,715,000	1,769,194
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aaa	2,000,000	2,130,960

					6,056,654

Alaska (1.43%)
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (c)	5.625%	09/01/2013	Aaa	1,500,000	1,579,320
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,322,220
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (c)	5.000%	03/01/2015	Aaa	1,565,000	1,597,818
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	Aaa	1,000,000	998,840

					6,498,198

Arizona (2.92%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A+	1,000,000	1,034,950
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A+	1,200,000	1,271,112
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,711,700
Mesa Unified School District No. 4 of Maricopa County, Arizona, School Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to 07-01-2007 @ 100) (c)	4.750%	07/01/2010	Aaa	4,250,000	4,253,230
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	948,204
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	Aaa	525,000	534,691
Tempe Elementary School District No. 3, of Maricopa County, Arizona, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aaa	2,500,000	2,507,975

					13,261,862

Arkansas (3.24%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,256,750
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,103,660
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1	960,000	953,510
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,022,887
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,304,842
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,113,030
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,158,916

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Arkansas (Cont.)
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A (d)	4.500%	06/01/2021	Aaa	$1,800,000	$1,817,316

					14,730,911

California (6.66%)
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Escrowed to Maturity) (c)	5.000%	12/01/2007	AA	2,830,000	2,850,235
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Prerefunded to 12-01-2007 @ 100) (c)	5.000%	12/01/2008	AA	1,500,000	1,510,725
State of California, Various Purpose, General Obligation Bonds	5.000%	02/01/2014	A1	3,600,000	3,760,704
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	Aaa	1,000,000	1,065,610
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aaa	1,515,000	1,629,292
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A1	3,000,000	3,211,710
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003 (Prerefunded to 07-01-2013 @ 100) (c)	5.375%	07/01/2016	Aaa	3,905,000	4,240,010
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A1	3,250,000	3,409,347
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,428,224
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,201,650
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,652,149
State of California, General Obligation Bonds (Prefunded 12-01-2010 @ 100) (c)	5.000%	12/01/2017	A1	300,000	312,456

					30,272,112

Colorado (5.40%)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (c)	5.500%	12/15/2009	Aa2	2,000,000	2,084,120
St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997 (Prerefunded to 12-15-2007 @ 101) (c)	5.000%	12/15/2012	Aaa	3,135,000	3,188,138
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,900,559
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	1,750,000	1,850,887
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	Aaa	1,250,000	1,323,663
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2014	Aaa	1,135,000	1,212,975
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2014	Aaa	1,365,000	1,444,812
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aaa	510,000	539,794
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2015	Aaa	1,170,000	1,250,379

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Colorado (Cont.)
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2016	Aaa	$1,530,000	$1,619,459
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	Aaa	1,905,000	1,963,236
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,033,300
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aaa	600,000	623,244
El Paso County, School District No. 2 Harrison, (El Paso County, Colorado), General Obligation Refunding Bonds, Series 2007	4.250%	12/01/2019	Aaa	1,035,000	1,030,032
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 2007	4.250%	12/01/2021	Aaa	2,490,000	2,460,792

					24,525,390

Connecticut (2.08%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (c)	5.125%	11/15/2016	Aa3	5,000,000	5,260,100
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2017	Aaa	390,000	408,767
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2018	Aaa	500,000	524,060
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	632,034
Town of New Canaan Connecticut, General Obligation Bonds, Issue of 2004 (Prerefunded to 06-15-2009 @ 100) (c)	4.750%	06/15/2018	Aaa	600,000	611,958
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	2,000,000	2,018,500

					9,455,419

Delaware (0.52%)
State Of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	2,375,000	2,362,579

Florida (3.03%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,230,328
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,144,240
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aaa	2,025,000	2,055,861
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006B	4.500%	07/01/2020	Aaa	1,320,000	1,334,309
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	994,310

					13,759,048

Georgia (4.71%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	3,775,495
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,142,060
Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998 (Prerefunded to 08-01-2008 @ 102) (c)	5.000%	08/01/2011	Aaa	3,500,000	3,619,560
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	3,000,000	3,248,610
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,318,090

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Georgia (Cont.)
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	Aaa	$5,000,000	$5,282,300

					21,386,115

Hawaii (1.22%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (c)	5.400%	09/01/2009	Aaa	2,225,000	2,271,347
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	Aa2	2,945,000	3,201,421
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (c)	6.375%	03/01/2011	Aa2	55,000	59,849

					5,532,617

Idaho (0.39%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,756,958

Illinois (4.94%)
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (c)	5.000%	12/30/2011	Aa3	2,400,000	2,473,368
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,087,875
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000 (Prerefunded to 12-15-2010 @ 100) (c)	5.000%	12/15/2012	Aaa	2,000,000	2,078,520
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,151,140
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (c)	4.900%	10/01/2013	Aaa	2,785,000	2,829,031
Community Unit School District Number 200, DuPage County, Illinois (Wheaton- Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (c)	5.050%	02/01/2015	Aaa	2,195,000	2,241,336
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,104,001
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,160,225
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	995,310
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	Aaa	1,650,000	1,735,453
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds, Series B of 2006	4.375%	12/01/2020	Aaa	1,565,000	1,561,041

					22,417,300

Indiana (1.52%)
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,375,522
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,774,760
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aaa	1,665,000	1,759,206

					6,909,488

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Iowa (1.43%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001	5.000%	06/01/2014	Aaa	$3,325,000	$3,394,326
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aaa	975,000	977,047
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	896,606
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aaa	1,200,000	1,217,532

					6,485,511

Kansas (2.56%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	2,906,148
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,212,960
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,420,000	1,445,631
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aaa	1,000,000	1,015,210
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	1,300,000	1,293,422
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aaa	670,000	707,955
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	1,000,000	1,058,390
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aaa	910,000	969,851

					11,609,567

Kentucky (2.10%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Aaa	2,720,000	2,807,366
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,716,632
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,802,079
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aaa	1,275,000	1,295,221
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aaa	1,865,000	1,897,880

					9,519,178

Louisiana (1.27%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	Aaa	4,000,000	4,182,720
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Aaa	1,500,000	1,584,090

					5,766,810

Maine (1.00%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1	1,000,000	1,006,580
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1	3,515,000	3,543,964

					4,550,544

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Maryland (1.44%)
Montgomery County, Maryland, General Obligation Consolidated Public Improvement, 1998 Series A (Prerefunded to 05-01-2008 @ 101) (c)	4.875%	05/01/2013	Aaa	$1,930,000	$1,969,314
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	474,553
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,109,283
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	855,000	852,811
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,131,380

					6,537,341

Massachusetts (1.47%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aaa	125,000	135,254
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,200,875
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	Aa2	5,000,000	5,351,850

					6,687,979

Michigan (2.23%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa3	3,140,000	3,262,963
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation—Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (c)	5.550%	05/01/2011	Aaa	2,500,000	2,615,675
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)	4.850%	05/01/2012	Aaa	1,500,000	1,513,440
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,019,090
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,020,190
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2007 Refunding Bonds, (Unlimited Tax General Obligation)	4.375%	05/01/2020	Aaa	685,000	685,260

					10,116,618

Minnesota (0.88%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,050,820
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aaa	965,000	964,961

					4,015,781

Mississippi (1.55%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,170,960
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,212,620
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aaa	1,685,000	1,642,740

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Mississippi (Cont.)
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aaa	$1,000,000	$1,017,860

					7,044,180

Missouri (2.09%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program)	5.450%	03/01/2011	AA+	1,235,000	1,294,972
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (c)	5.125%	02/01/2016	Aaa	2,500,000	2,634,550
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District) General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aaa	2,000,000	2,041,820
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,560,000	1,570,015
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	2,000,000	1,941,320

					9,482,677

Montana (0.11%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA-	490,000	510,394

Nebraska (3.97%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	Aa2	6,000,000	6,372,060
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	Aa2	2,500,000	2,627,800
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,138,810
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005.	4.500%	11/15/2018	Aaa	2,140,000	2,189,776
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005.	4.500%	11/15/2019	Aaa	2,140,000	2,182,137
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aaa	1,565,000	1,538,207

					18,048,790

New Hampshire (1.28%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	537,521
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,766,877
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	Aaa	2,555,000	2,508,882

					5,813,280

New Jersey (2.25%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,562,030
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aaa	1,350,000	1,319,139
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aaa	1,340,000	1,347,531

					10,228,700

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

New York (1.46%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	$2,000,000	$2,098,600
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aaa	1,000,000	991,020
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	Aaa	2,000,000	2,124,280
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aaa	695,000	691,574
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aaa	725,000	718,228

					6,623,702

North Carolina (0.84%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa2	855,000	860,387
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2007	4.250%	03/01/2021	Aaa	3,000,000	2,965,980

					3,826,367

North Dakota (0.73%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,023,121
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,291,370

					3,314,491

Ohio (5.39%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,092,500
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,069,940
State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement Bonds, Series 1997 (Prerefunded to 08-01-2007 @ 101) (c)	5.350%	08/01/2012	Aa1	5,000,000	5,062,400
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	2,780,000	2,922,642
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.000%	12/01/2013	Aa2	2,000,000	2,096,500
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999 (Prerefunded 12-01-2009 @ 101) (c)	4.900%	12/01/2015	Aaa	1,970,000	2,042,732
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2016	Aa1	1,140,000	1,188,473
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,426,736
Indian Hill, Ohio, Exempt Village School Dist, Hamilton County	4.375%	12/01/2020	Aaa	1,580,000	1,579,194

					24,481,117

Oklahoma (0.67%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,736,515

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Oklahoma (Cont.)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	Aaa	$1,230,000	$1,309,089

					3,045,604

Oregon (4.01%)
Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A (Prerefunded to 06-01-2007 @ 100) (c)	5.000%	06/01/2011	Aaa	4,000,000	4,000,000
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	3,500,000	3,713,535
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	1,980,000	2,100,800
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	3,640,000	3,865,753
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,292,477
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	519,265
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,714,505

					18,206,335

Pennsylvania (2.24%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,092,120
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	1,070,000	1,103,448
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,141,979
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,094,736
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,206,562
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	1,000,000	1,058,250
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2021	Aaa	2,500,000	2,490,675

					10,187,770

South Carolina (1.45%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,788,019
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	1,800,000	1,878,300
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	1,900,000	1,924,985

					6,591,304

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

South Dakota (0.30%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aaa	$1,370,000	$1,364,136

Tennessee (3.54%)
Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 1996	5.250%	01/01/2008	Aaa	4,500,000	4,537,980
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aa1	2,335,000	2,450,162
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,037,223
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aa1	2,705,000	2,884,639
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aaa	2,115,000	2,172,613

					16,082,617

Texas (2.99%)
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.375%	02/15/2008	Aaa	1,000,000	1,011,050
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,523,936
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,125,370
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2012	Aa1	2,000,000	2,094,940
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,182,722
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	762,398
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999 (Prerefunded to 08-01-2009 @ 100) (c)	4.750%	08/01/2015	Aaa	250,000	255,120
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	Aaa	1,535,000	1,622,434

					13,577,970

Utah (0.29%)
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,333,111

Virginia (2.10%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,105,300
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,350,000	1,397,884
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aaa	1,020,000	1,042,695
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,529,637
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006	4.125%	12/01/2020	Aaa	2,500,000	2,453,050

					9,528,566

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Washington (3.33%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	$2,035,000	$2,144,890
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	4,435,000	4,661,717
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA	65,000	68,451
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,006,140
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,578,957
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	2,055,000	2,068,604
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	740,419
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,062,830
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	773,744

					15,105,752

West Virginia (0.17%)
State of West Virginia, State Road General Obligation Bonds, Series 1998 (Prerefunded to 06-01-2008 @ 101) (c)	5.000%	06/01/2013	Aaa	740,000	756,465

Wisconsin (2.75%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,597,500
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,194,977
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,234,941
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	1,730,000	1,729,913
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	Aaa	2,985,000	3,170,219
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aaa	545,000	565,339

					12,492,889

Total Long-term Municipal Bonds
(cost $434,714,800)					441,860,197

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Short-term Municipal Bonds (1.43%)

Kansas (1.43%)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-3 (e)	3.760%	09/01/2019	Aa2	$6,500,000	$6,500,000

Total Short-term Municipal Bonds
(cost $6,499,702)					6,500,000

Short-term Investments (0.16%)
JPMorgan Tax Free Money Market Fund				748,040	748,040

Total Short-term Investments
(cost $748,040)					748,040

TOTAL INVESTMENTS (98.87%)
(cost $441,962,542)					449,108,237

OTHER ASSETS, NET OF LIABILITIES (1.13%)					5,124,020

NET ASSETS (100.00%)					$454,232,257

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.
(b)	Long-term Municipal Bonds consisted of 24.83% Advanced Refund Bonds, 49.12% General Obligation Bonds and 26.05% Municipal Revenue Bonds.
(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
(d)	Security purchased on a “when-issued” basis.
(e)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2007

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,451,799,121	746,331,489	189,112,857	441,962,542

Investments in securities at market value	$3,733,682,373	1,301,342,019	185,925,465	449,108,237
Receivable for:
Dividends and interest	11,376,200	7,529,942	1,887,755	6,619,904
Shares of the Fund sold	4,021,362	1,391,854	142,995	331,425
Securites sold	—	—	—	622,787
Prepaid expenses	84,005	25,620	7,193	13,067

Total assets	3,749,163,940	1,310,289,435	187,963,408	456,695,420

Liabilities and Net Assets
Distributions to shareholders	—	—	18	—
Payable for:
Shares of the Fund redeemed	1,396,084	430,607	645,584	415,617
Securites purchased	—	—	—	1,844,604
Due to affiliates	1,111,311	428,575	84,752	175,117
Accrued liabilities	87,544	31,937	19,663	27,825

Total liabilities	2,594,939	891,119	750,017	2,463,163

Net assets applicable to shares outstanding of common stock	$3,746,569,001	1,309,398,316	187,213,391	454,232,257

Fund shares outstanding (no par value, unlimited number of shares authorized)	60,492,287	22,266,970	19,509,005	54,541,340
Net asset value, offering price and redemption price per share	$61.93	58.80	9.60	8.33

Analysis of Net Assets
Paid in capital	$1,450,828,766	736,535,799	197,353,509	446,665,978
Accumulated net realized gain (loss)	(19,754,980)	582,194	(6,952,726)	420,584
Net unrealized appreciation (depreciation)	2,281,883,859	555,010,603	(3,187,392)	7,145,695
Undistributed net investment income	33,611,356	17,269,720	—	—

Net assets applicable to shares outstanding	$3,746,569,001	1,309,398,316	187,213,391	454,232,257

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six Months ended May 31, 2007

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$38,192,638	9,044,347	—	—
Interest	609,124	11,232,193	3,580,113	4,777
Tax-exempt interest	—	—	—	10,308,400

	38,801,762	20,276,540	3,580,113	10,313,177
Less: foreign withholding taxes	(451,197)	(96,555)	—	—

Total investment income	38,350,565	20,179,985	3,580,113	10,313,177

Expenses:
Investment advisory and management fees	1,843,005	702,107	127,733	262,262
Trustees’ fees and expenses	55,787	20,953	2,930	7,649
Reports to shareholders	80,611	22,147	7,659	5,667
Professional fees	48,500	24,239	15,902	20,934
Errors & omissions insurance	31,718	11,234	1,639	4,234
ICI dues	23,329	8,454	1,161	2,607
Custodian fees	16,475	4,162	1,054	1,831
Regulatory fees	17,250	17,292	11,712	11,741
Fidelity bond expense	5,692	2,025	469	767
Securities valuation fees	850	6,529	601	31,027

Total expenses	2,123,217	819,142	170,860	348,719

Net investment income	36,227,348	19,360,843	3,409,253	9,964,458

Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	165,904	582,194	—	420,584
Change in net unrealized appreciation (depreciation) on investments	300,251,155	64,995,249	(888,383)	(8,332,272)

Net realized and unrealized gain (loss) on investments	300,417,059	65,577,443	(888,383)	(7,911,688)

Net change in net assets resulting from operations	$336,644,407	84,938,286	2,520,870	2,052,770

See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund		Balanced Fund
Six months ended May 31, 2007 (Unaudited) and the Year ended November 30, 2006	2007	2006	2007	2006
From operations:
Net investment income	$36,227,348	66,968,370	19,360,843	36,711,946
Net realized gain (loss)	165,904	31,225,252	582,194	8,373,319
Change in net unrealized appreciation or depreciation	300,251,155	385,796,973	64,995,249	97,913,016

Net change in net assets resulting from operations	336,644,407	483,990,595	84,938,286	142,998,281

Distributions to shareholders from and in excess of:
Net investment income	(35,612,481)	(61,342,028)	(19,596,331)	(34,566,575)
Net realized gain	—	—	(1,194,822)	—

Total distributions to shareholders	(35,612,481)	(61,342,028)	(20,791,153)	(34,566,575)

From Fund share transactions:
Proceeds from shares sold	132,760,694	219,287,229	53,663,266	86,952,943
Reinvestment of distributions	34,129,909	58,833,742	19,938,445	33,162,234

	166,890,603	278,120,971	73,601,711	120,115,177
Less payments for shares redeemed	(169,299,125)	(323,945,752)	(62,851,956)	(118,192,221)

Net increase (decrease) in net assets from Fund share transactions	(2,408,522)	(45,824,781)	10,749,755	1,922,956

Total increase (decrease) in net assets	298,623,404	376,823,786	74,896,888	110,354,662

Net assets:
Beginning of period	3,447,945,597	3,071,121,811	1,234,501,428	1,124,146,766

End of period*	$3,746,569,001	3,447,945,597	1,309,398,316	1,234,501,428

*Including undistributed net investment income	33,611,356	32,996,489	17,269,720	17,505,208

Share Information
Sold	2,266,620	4,138,623	949,401	1,646,767
Issued in reinvestment of distributions	598,353	1,151,899	360,094	646,424
Redeemed	(2,888,462)	(6,129,494)	(1,112,727)	(2,236,097)

Net increase (decrease)	(23,489)	(838,972)	196,768	57,094

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Interim Fund		Municipal Bond Fund
Six months ended May 31, 2007 (Unaudited) and the Year ended November 30, 2006	2007	2006	2007	2006
From operations:
Net investment income	$3,409,253	6,606,528	9,964,458	19,853,969
Net realized gain (loss)	—	(57,025)	420,584	104,486
Change in net unrealized appreciation or depreciation	(888,383)	967,476	(8,332,272)	630,556

Net change in net assets resulting from operations	2,520,870	7,516,979	2,052,770	20,589,011

Distributions to shareholders from and in excess of:
Net investment income	(3,409,253)	(6,606,528)	(9,964,458)	(19,853,969)
Net realized gain	—	—	(104,486)	(213,037)

Total distributions to shareholders	(3,409,253)	(6,606,528)	(10,068,944)	(20,067,006)

From Fund share transactions:
Proceeds from shares sold	33,938,072	46,893,075	14,899,019	26,744,213
Reinvestment of distributions	4,320,503	6,227,807	10,156,409	15,216,328

	38,258,575	53,120,882	25,055,428	41,960,541
Less payments for shares redeemed	(31,242,871)	(58,418,739)	(13,630,867)	(36,484,494)

Net increase (decrease) in net assets from Fund share transactions	7,015,704	(5,297,857)	11,424,561	5,476,047

Total increase (decrease) in net assets	6,127,321	(4,387,406)	3,408,387	5,998,052

Net assets:
Beginning of period	181,086,070	185,473,476	450,823,870	444,825,818

End of period*	$187,213,391	181,086,070	454,232,257	450,823,870

*Including undistributed net investment income	—	—	—	—

Share Information
Sold	3,522,857	4,911,910	1,774,249	3,176,548
Issued in reinvestment of distributions	449,053	652,115	1,209,446	1,808,390
Redeemed	(3,247,710)	(6,115,375)	(1,620,969)	(4,334,173)

Net increase (decrease)	724,200	(551,350)	1,362,726	650,765

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are generally valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be fair valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees, A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2007, the Municipal Bond Fund had a commitment of $1,844,604 (representing 0.41% of net assets) for when-issued securities.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of May 31, 2007, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,451,799,121	$2,311,995,100	$(30,111,848)	$2,281,883,252
Balanced Fund	746,516,505	563,790,813	(8,965,299)	554,825,514
Interim Fund	189,047,329	62,336	(3,184,200)	(3,121,864)
Municipal Bond Fund	441,962,542	8,610,516	(1,464,821)	7,145,695

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income. Prior to April 30, 2007, these amounts were distributed at the end of each calendar quarter. Beginning April 30, 2007, these amounts are distributed on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 27, 2007, the Growth Fund declared an ordinary income dividend of $0.58 per share, to shareholders of record on June 26, 2007 (reinvestment date June 27, 2007).

On June 27, 2007, the Balanced Fund declared an ordinary income dividend of $0.83 per share, to shareholders of record on June 26, 2007 (reinvestment date June 27, 2007).

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2006, the following funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

Expiration year	Growth Fund	Interim Fund
2007	$—	884,533
2008	—	3,819,121
2009	—	1,179,218
2010	—	399,032
2011	921,622	—
2012	18,999,262	234,320
2013	—	375,020
2014	—	61,482

Total:	$19,920,884	6,952,726

The Growth Fund utilized $30,323,516 and $875,838 of capital loss carryover due to expire in 2010 and 2011, respectively, to offset realized capital gains in 2006. The Balanced Fund utilized $4,797,143 and $1,271,593 of capital loss carryover due to expire in 2010 and 2013, respectively, to offset realized capital gains in 2006. The Interim Fund had a capital loss carryover of $994,996 that expired in 2006 and was reclassified from accumulated net realized gain (loss) to paid in capital on the Statement of Assets and Liabilities.

As of November 30, 2006, in accordance with federal tax regulations the components of distributable earnings on a tax basis were as follows:

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Undistributed ordinary income	$32,996,489	17,319,693	1,131,615	—
Undistributed tax-exempt income	—	—	—	3,309,262
Undistributed long-term gain	—	1,194,822	—	104,486
Unrealized appreciation (depreciation)	1,981,632,704	490,200,869	(2,388,466)	15,477,967

Total	$2,014,629,193	508,715,384	(1,256,851)	18,891,715

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences may be primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

As of November 30, 2006, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Growth Fund	$—	(25,898)	25,898
Balanced Fund	—	(1,109,761)	1,109,761
Interim Fund	(990,539)	990,539	—

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The tax character of distributions for the Municipal Bond Fund (including distributions declared but not yet paid) was as follows for the year ended November 30, 2006:

2006	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Municipal Bond Fund	$19,847,741	$6,228	$213,037	$20,067,006

For the remaining Funds, the tax character of distributions were the same as the distributions reflected in the Statement of Changes in Net Assets for the year ended November 30, 2006.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at period end. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with GAAP in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

New accounting pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Trust’s management has completed a review of FIN 48 and has determined that no tax liability is required and no additional disclosures are needed as of May 31, 2007.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. At this time, the Trust’s management is evaluating the implications of SFAS 157 and its impact in the financial statements has not yet been determined.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

3. Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid quarterly) at the following rates:

Growth Fund	.20% of the first $100 million of average net assets
.15% of the next $100 million of average net assets
.10% of the average net assets in excess of $200 million

Balanced Fund	.20% of the first $100 million of average net assets
.15% of the next $100 million of average net assets
.10% of the average net assets in excess of $200 million

Interim Fund	.20% of the first $50 million of average net assets
.15% of the next $50 million of average net assets
.10% of the average net assets in excess of $100 million

Municipal Bond Fund	.20% of the first $50 million of average net assets
.15% of the next $50 million of average net assets
.10% of the average net assets in excess of $100 million

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

4. Investment transactions

Investment transactions (exclusive of short-term instruments) for the six months ended May 31, 2007:

Growth Fund
Purchases	$—
Proceeds from sales	709,773
Balanced Fund
Purchases	22,391,803
Proceeds from sales	12,509,442
Interim Fund
Purchases	19,393,359
Proceeds from sales	12,000,000
Municipal Bond Fund
Purchases	32,212,131
Proceeds from sales	28,415,555

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a singe Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$56.98		50.06	47.79	43.23	38.90	44.57
Income from Investment Operations
Net investment income (a)	0.60		1.10	0.94	0.96	0.71	0.61
Net gain (loss) on investments (both realized and unrealized)	4.94		6.83	2.37	4.36	4.29	(5.25)

Total from investment operations	5.54		7.93	3.31	5.32	5.00	(4.64)

Less Distributions
Net investment income	(0.59)		(1.01)	(1.04)	(0.76)	(0.67)	(0.60)
Net realized gain	—		—	—	—	—	(0.43)

Total distributions	(0.59)		(1.01)	(1.04)	(0.76)	(0.67)	(1.03)

Net asset value, end of period	$61.93		56.98	50.06	47.79	43.23	38.90

Total Return	8.86	%(b)	16.07%	7.04%	12.41%	13.06%	(10.61)%
Ratios/Supplemental Data
Net assets, end of period (millions)	$3,746.6		3,447.9	3,071.1	2,896.7	2,571.2	2,227.7
Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	2.05	%(c)	2.07%	1.93%	2.11%	1.83%	1.51%
Portfolio turnover rate	0	%(c)	2%	1%	1%	2%	6%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2007 (Unaudited)		2006	2005		2004		2003	2002
Net asset value, beginning of period	$55.94		51.07	50.30		47.19		43.73	47.46

Income from Investment Operations
Net investment income (a)	0.87		1.66	1.53		1.55		1.42	1.42
Net gain (loss) on investments (both realized and unrealized)	2.93		4.78	0.82		2.99		3.45	(3.67)

Total from investment operations	3.80		6.44	2.35		4.54		4.87	(2.25)

Less Distributions
Net investment income	(0.89)		(1.57)	(1.58)		(1.43)		(1.41)	(1.45)
Net realized gain	(0.05)		—	—		—		—	(0.03)

Total distributions	(0.94)		(1.57)	(1.58)		(1.43)		(1.41)	(1.48)

Net asset value, end of period	$58.80		55.94	51.07		50.30		47.19	43.73

Total Return	6.90	%(b)	12.91%	4.79	%(c)	9.79	%(c)	11.44%	(4.81)%

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,309.4		1,234.5	1,124.1		1,067.3		948.5	824.7

Average net asset ratios
Expenses	0.13	%(d)	0.13%	0.14%		0.13%		0.14%	0.13%
Net investment income	3.09	%(d)	3.13%	3.04%		3.18%		3.22%	3.18%

Portfolio turnover rate	2	%(d)	4%	3%		3%		4%	6%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized.
(c)	Based upon net asset value of $50.30, as of November 30, 2004 (as calculated for financial reporting purposes, taking into account transactions that occurred on November 30, 2004). For shareholder subscriptions and redemptions on November 30, 2004, the net asset value was $50.31, which caused the total returns for the year ended November 30, 2005 and the year ended November 30, 2004 to be equivalent to 4.76% and 9.81%, respectively.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$9.64		9.59	9.81	10.02	10.07	9.90

Income from Investment Operations
Net investment income	0.18		0.35	0.35	0.36	0.36	0.43
Net gain (loss) on investments (both realized and unrealized)	(0.04)		0.05	(0.22)	(0.21)	(0.05)	0.17

Total from investment operations	0.14		0.40	0.13	0.15	0.31	0.60

Less Distributions
Net investment income	(0.18)		(0.35)	(0.35)	(0.36)	(0.36)	(0.43)

Total distributions	(0.18)		(0.35)	(0.35)	(0.36)	(0.36)	(0.43)

Net asset value, end of period	$9.60		9.64	9.59	9.81	10.02	10.07

Total Return	1.48	%(a)	4.30%	1.34%	1.51%	3.09%	6.18%

Ratios/Supplemental Data
Net assets, end of period (millions)	$187.2		181.1	185.5	199.9	226.0	243.3

Average net asset ratios
Expenses	0.19	%(b)	0.19%	0.19%	0.17%	0.16%	0.18%
Net investment income	3.77	%(b)	3.71%	3.60%	3.63%	3.57%	4.23%

Portfolio turnover rate	14	%(b)	15%	11%	21%	25%	9%

(a)	Not annualized.
(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$8.48		8.47	8.65	8.77	8.64	8.51

Income from Investment Operations
Net investment income	0.19		0.38	0.38	0.38	0.39	0.40
Net gain (loss) on investments (both realized and unrealized)	(0.15)		0.01	(0.18)	(0.11)	0.14	0.13

Total from investment operations	0.04		0.39	0.20	0.27	0.53	0.53

Less Distributions
Net investment income	(0.19)		(0.38)	(0.38)	(0.38)	(0.39)	(0.40)
Net realized gain (a)	—		—	—	(0.01)	(0.01)	—

Total distributions	(0.19)		(0.38)	(0.38)	(0.39)	(0.40)	(0.40)

Net asset value, end of period	$8.33		8.48	8.47	8.65	8.77	8.64

Total Return	0.44	%(b)	4.73%	2.33%	3.13%	6.16%	6.34%

Ratios/Supplemental Data
Net assets, end of period (millions)	$454.2		450.8	444.8	440.8	439.9	417.7

Average net asset ratios
Expenses	0.16	%(c)	0.15%	0.15%	0.15%	0.15%	0.14%
Net investment income	4.43	%(c)	4.46%	4.41%	4.41%	4.44%	4.65%

Portfolio turnover rate	13	%(c)	6%	5%	6%	15%	14%

(a)	Distributions represent less than $0.01 per share. for the periods ended November 30, 2006 and May 31, 2007.
(b)	Not annualized.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

P.O. Box 219548
Kansas City, MO 64121-9548

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

FORWARDING SERVICE REQUESTED

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not Insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-0740

statefarm.com®

7-2007
190-4059.8-CH
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date	July 23, 2007

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date	July 23, 2007